Subsequent events	6 Months Ended
Sep. 30, 2016
Subsequent events

21. Subsequent events

Integration among asset management companies

On October 1, 2016, DIAM Co., Ltd. (“DIAM”), MHTB, Mizuho Asset Management Co., Ltd. (“MHAM”) and Shinko Asset Management Co., Ltd. (“Shinko Asset Management”) (collectively, the “Integrating Companies”) integrated their asset management functions pursuant to an integration agreement signed on July 13, 2016. The integration was implemented through the following steps: (i) a merger between MHAM as surviving company and Shinko Asset Management as absorbed company; (ii) a company split between MHTB and MHAM (after the merger in (i) above) as successor company whereby rights and obligations attributed to Asset Management Division of MHTB were transferred to MHAM; and (iii) a merger between DIAM as surviving company and MHAM as absorbed company. After the integration, DIAM was renamed Asset Management One Co., Ltd. (“Asset Management One”).

As of September 30, 2016, MHAM was a wholly-owned subsidiary of MHFG and DIAM was an equity method affiliate of the MHFG Group which owned 50.0% of the voting equity interests. On October 1, 2016, MHFG exchanged 30.0% of the voting equity interests in MHAM (after the split in (ii) above) for voting equity interests and non-voting equity interests in DIAM. As a result of the exchange, MHFG acquired 51.0% of the voting rights and 70.0% of the economic interests in Asset Management One, which became a consolidated subsidiary of the Group.

Based on the strong commitment of MHFG and Dai-ichi Life Holdings, Inc. (“Dai-ichi Life”) to strengthen and develop their respective asset management businesses, Asset Management One aims to achieve significant development as a global asset management company, providing its customers with high-quality solutions by combining the asset management-related knowledge and experience accumulated and developed by each of the Integrating Companies over many years, and by taking full advantage of collaboration with both the MHFG Group and the Dai-ichi Life group. The MHFG Group recognized goodwill at the acquisition date, but has not completed the assignment of the goodwill to the reportable segment(s). None of the goodwill recognized is expected to be deductible for tax purposes.

The following table summarizes the consideration paid for DIAM. Since the MHFG Group is currently calculating the amounts recognized at the acquisition date for each major class of acquired assets and assumed liabilities as well as the fair value at the acquisition date of the noncontrolling interest in DIAM, such information could not be included in the consolidated financial statements. There were no material acquisition-related costs that were recognized separately from the acquisitions of the assets and the assumptions of the liabilities.

At October 1, 2016
(in billions of yen)
Consideration
Equity instruments (1,038,408 common shares of MHAM)	29

Fair value of total consideration transferred	29
Fair value of equity interests in DIAM held by MHFG before the business combination	72

101

The fair value of equity interests in DIAM held by MHFG before the business combination (¥72 billion) and the fair value of the 1,038,408 common shares of MHAM as the consideration paid for DIAM (¥29 billion) were determined with reference to an independent third-party appraisal by applying the income approach and the market approach. The income approach was based on discounted future cash flows of DIAM and MHAM and the market approach was based on market values, earnings and revenues of public companies comparable to DIAM and MHAM.

On October 1, 2016, the MHFG Group recognized a gain of ¥56 billion as a result of remeasuring to fair value its 50.0% of the voting equity interests in DIAM held before the business combination. The gain is not included in the Group’s consolidated statements of income for the six months ended September 30, 2016. It will be included in Other noninterest income for the fiscal year ending March 31, 2017.

Other than the gain of ¥56 billion described above, the revenue and earnings of the MHFG Group would not have differed significantly from those reported in the consolidated statements of income for the six months ended September 30, 2015 and 2016 if the business combination had occurred as of the beginning of the periods.